Jun. 04, 2019
Virtus Tactical Allocation Fund
Virtus Tactical Allocation Fund

Virtus Tactical Allocation Fund (the “fund”),

a series of Virtus Equity Trust

Supplement dated June 4, 2019 to the Summary and

Statutory Prospectuses dated January 28, 2019, as supplemented

Important Notice to Investors

As approved by the Board of Trustees of Virtus Equity Trust, effective June 4, 2019, Kayne Anderson Rudnick Investment Management, LLC (“KAR”), currently a subadviser to the fund, is managing the domestic and international equity portfolios of the fund; previously KAR had managed the domestic equity portfolio only. Also effective June 4, 2019, Duff & Phelps Investment Management Co. (“Duff & Phelps”) is removed as subadviser for the international equity portfolio of the fund. Accordingly, all references to Duff & Phelps as a subadviser to the fund, and to Frederick Brimberg as a portfolio manager, are hereby removed from the fund’s prospectuses. Newfleet Asset Management, LLC, a subadviser to the fund, continues to manage the fund’s fixed income portfolio and Virtus Investment Advisers, Inc., the fund’s investment adviser, continues to serve as investment adviser of the fund.

Additional disclosure changes resulting from the removal of Duff & Phelps as subadviser are described below.

Under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus, the fourth sentence in the first paragraph is hereby replaced with the following: “For the fund’s non-U.S. equity exposure, the subadviser’s investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.”

In the same section, the following is hereby added at the end of the third paragraph: “The fund’s non-U.S. equity investments are principally in small- and mid-capitalization companies. As of the date of this Prospectus, the fund’s equity subadviser considers small- and mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the MSCI All Country World ex U.S. SMID Cap Index on a rolling three-year basis. On this basis, as of April 30, 2019, the total market capitalization range of companies included in the MSCI All Country World ex U.S. SMID Cap Index over the past three years was $0 to $27.6 billion.”

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:

> Small and Medium Market Capitalization Companies Risk. The risk that the fund’s investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Investors should retain this supplement with the

Prospectuses for future reference.